UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08390

Cash Management Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	January 31, 2008

Item 1. Schedule of Investments

Cash Management Portfolio	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset Backed Securities — 1.6%

Principal
Amount
(000’s omitted)	Security	Value
$7,622	CARAT, Series 2007-2, Class A1A, 5.605%, 8/15/08 (1)	$7,622,294
5,621	CARAT, Series 2007-3, Class A1, 5.264%, 9/15/08 (1)	5,621,134
3,581	FORDO, Series 2007-A, Class A1, 5.349%, 7/15/08 (1)	3,580,702
5,802	FORDO, Series 2007-B, Class A1, 5.292%, 10/15/08 (1)	5,802,192
8,266	TAROT, Series 2007-B, Class A1, 5.068%, 12/12/08	8,266,495
Total Asset Backed Securities (amortized cost $30,892,817)		$30,892,817

Certificates of Deposit — 5.7%

Principal
Amount
(000’s omitted)	Security	Value
$21,000	Deutsche Bank, NY, 3.15%, 4/24/08 (2)	$21,000,000
38,000	Royal Bank of Scotland, NY, 4.488%, 7/11/08 (2)	38,000,000
50,000	Societe Generale, NY, 5.191%, 7/7/08 (2)	50,000,000
Total Certificates of Deposit (amortized cost $109,000,000)		$109,000,000

Commercial Paper — 75.7%

Principal
Amount
(000’s omitted)	Security	Value
Banks and Money Services — 70.2%
$25,000	Abbey National, LLC, 4.86%, 2/25/08	$24,919,000
15,000	American Express Credit Corp., 3.55%, 4/4/08	14,906,813
15,000	American Express Credit Corp., 3.55%, 3/24/08	14,923,083
23,269	American Express Credit Corp., 4.05%, 2/29/08	23,195,703
26,500	American Express Credit Corp., 4.30%, 3/7/08	26,389,215
12,687	BankAmerica Corp., 4.38%, 3/7/08	12,632,975
35,000	BankAmerica Corp., 4.85%, 2/14/08	34,938,701
15,000	BankAmerica Corp., 4.91%, 2/26/08	14,948,854
15,000	Barclays U.S. Funding, LLC, 4.00%, 4/4/08	14,895,000
20,000	Barclays U.S. Funding, LLC, 4.82%, 2/15/08	19,962,511
7,500	Barclays U.S. Funding, LLC, 4.90%, 2/6/08	7,494,896
17,500	Barton Capital Corp., LLC, 4.15%, 3/5/08 (3)	17,433,427
9,600	Barton Capital Corp., LLC, 4.30%, 3/3/08 (3)	9,564,453
5,350	Barton Capital Corp., LLC, 5.35%, 2/19/08 (3)	5,335,689
10,000	Barton Capital Corp., LLC, 5.65%, 2/8/08 (3)	9,989,014
25,000	BNP Paribas Finance, Inc., 4.546%, 4/1/08	24,810,583
15,000	CAFCO, LLC, 3.51%, 4/17/08 (3)	14,888,850
8,765	CAFCO, LLC, 4.25%, 2/8/08 (3)	8,757,757
12,000	CAFCO, LLC, 4.29%, 2/15/08 (3)	11,979,980
10,700	CAFCO, LLC, 4.29%, 3/3/08 (3)	10,660,472
10,800	CAFCO, LLC, 4.37%, 2/20/08 (3)	10,775,091
15,000	CAFCO, LLC, 4.84%, 2/6/08 (3)	14,989,917
12,000	CAFCO, LLC, 5.01%, 2/21/08 (3)	11,966,600
8,500	CAFCO, LLC, 5.55%, 2/21/08 (3)	8,473,792

9,000	CAFCO, LLC, 5.57%, 3/7/08 (3)	$8,951,262
10,000	CIESCO, LLC, 3.52%, 4/15/08 (3)	9,927,644
10,000	CIESCO, LLC, 3.62%, 3/19/08 (3)	9,952,739
30,000	CIESCO, LLC, 3.97%, 2/27/08 (3)	29,913,983
17,500	CIESCO, LLC, 4.18%, 3/14/08 (3)	17,414,658
24,800	CIESCO, LLC, 4.26%, 2/28/08 (3)	24,720,764
7,000	CIESCO, LLC, 4.30%, 3/7/08 (3)	6,970,736
11,000	CIESCO, LLC, 5.50%, 2/15/08 (3)	10,976,473
12,500	CIT Group, Inc., 5.16%, 2/15/08 (3)	12,474,917
10,500	CIT Group, Inc., 5.32%, 2/1/08 (3)	10,500,000
15,000	CIT Group, Inc., 5.33%, 3/10/08 (3)	14,915,608
12,000	CIT Group, Inc., 5.35%, 3/14/08 (3)	11,925,100
10,000	CIT Group, Inc., 5.37%, 2/7/08 (3)	9,991,050
11,000	CIT Group, Inc., 5.48%, 2/8/08 (3)	10,988,278
5,000	CIT Group, Inc., 5.75%, 2/21/08 (3)	4,984,028
19,000	CRC Funding, LLC, 3.60%, 3/20/08 (3)	18,908,800
8,400	CRC Funding, LLC, 4.29%, 2/22/08 (3)	8,378,979
4,278	CRC Funding, LLC, 4.31%, 2/13/08 (3)	4,271,854
17,800	CRC Funding, LLC, 4.95%, 3/14/08 (3)	17,697,205
10,000	CRC Funding, LLC, 5.05%, 3/14/08 (3)	9,941,083
15,000	CRC Funding, LLC, 5.30%, 2/27/08 (3)	14,942,583
11,500	CRC Funding, LLC, 5.85%, 3/5/08 (3)	11,438,331
7,500	CRC Funding, LLC, 5.88%, 2/8/08 (3)	7,491,425
24,000	Fortis Funding, LLC, 4.31%, 2/8/08 (3)	23,979,887
15,000	Fortis Funding, LLC, 4.75%, 2/19/08 (3)	14,964,375
25,000	Goldman Sachs Group, Inc., 4.85%, 2/14/08	24,956,215
1,500	HSBC Finance Corp., 4.07%, 2/8/08	1,498,813
35,000	HSBC Finance Corp., 4.55%, 2/12/08	34,951,340
13,000	ING (US) Funding, LLC, 4.47%, 3/3/08	12,949,961
15,000	ING (US) Funding, LLC, 4.93%, 3/14/08	14,913,725
15,000	ING (US) Funding, LLC, 4.99%, 3/7/08	14,927,229
13,000	Kitty Hawk Funding Corp., 4.18%, 2/22/08 (3)	12,968,302
6,163	Kitty Hawk Funding Corp., 4.97%, 2/27/08 (3)	6,140,879
11,450	Kitty Hawk Funding Corp., 5.05%, 3/19/08 (3)	11,374,509
10,500	Kitty Hawk Funding Corp., 5.25%, 3/19/08 (3)	10,428,031
10,500	Kitty Hawk Funding Corp., 5.55%, 2/22/08 (3)	10,466,006
18,000	Lehman Brothers Holdings, Inc., 4.025%, 6/20/08	17,718,250
17,520	Lehman Brothers Holdings, Inc., 4.26%, 6/11/08	17,248,411
19,400	Lehman Brothers Holdings, Inc., 4.34%, 5/12/08	19,163,784
11,000	Macquire Bank Ltd., 4.56%, 4/10/08 (3)	10,903,860
21,600	Macquire Bank Ltd., 4.59%, 5/8/08 (3)	21,332,862
10,000	Merrill Lynch & Co., 4.93%, 4/30/08	9,878,119
10,000	Merrill Lynch & Co., 4.98%, 4/1/08	9,917,000
12,000	Morgan Stanley, 4.62%, 6/27/08	11,773,620
12,000	Morgan Stanley, 4.63%, 6/16/08	11,790,107
15,000	Morgan Stanley, 5.05%, 5/23/08	14,764,334
8,000	Morgan Stanley, 5.39%, 2/8/08	7,991,616
20,000	Old Line Funding Corp., LLC, 3.60%, 3/7/08 (3)	19,930,000
2,903	Old Line Funding Corp., LLC, 3.90%, 2/22/08 (3)	2,896,396
23,000	Old Line Funding Corp., LLC, 4.05%, 2/21/08 (3)	22,948,250
9,025	Old Line Funding Corp., LLC, 4.50%, 2/4/08 (3)	9,021,616
10,000	Old Line Funding Corp., LLC, 5.30%, 3/7/08 (3)	9,948,472
13,000	Old Line Funding Corp., LLC, 5.32%, 2/27/08 (3)	12,950,051
18,853	Ranger Funding Co., LLC, 4.30%, 2/12/08 (3)	18,828,229

10,000	Ranger Funding Co., LLC, 4.89%, 2/13/08 (3)	$9,983,700
6,400	Ranger Funding Co., LLC, 5.22%, 4/18/08 (3)	6,328,544
8,000	Ranger Funding Co., LLC, 5.325%, 4/11/08 (3)	7,917,166
14,500	Royal Bank of Scotland, 4.78%, 2/5/08	14,492,299
10,000	Royal Bank of Scotland, 4.87%, 3/14/08	9,943,183
20,000	Royal Bank of Scotland, 4.975%, 2/26/08	19,930,903
12,000	Sheffield Receivables Corp., 4.15%, 2/8/08 (3)	11,990,317
12,500	Sheffield Receivables Corp., 5.40%, 2/22/08 (3)	12,460,625
10,000	Societe Generale North America, Inc., 4.34%, 5/8/08	9,883,061
14,000	Societe Generale North America, Inc., 4.59%, 4/3/08	13,889,330
11,500	Societe Generale North America, Inc., 4.97%, 2/28/08	11,457,134
15,000	UBS Finance Delaware, LLC, 4.51%, 4/2/08	14,885,371
11,000	UBS Finance Delaware, LLC, 4.75%, 2/4/08	10,995,646
10,000	UBS Finance Delaware, LLC, 4.885%, 3/26/08	9,926,725
10,000	UBS Finance Delaware, LLC, 5.055%, 3/4/08	9,955,067
5,279	Yorktown Capital, LLC, 4.15%, 2/19/08 (3)	5,268,046
11,750	Yorktown Capital, LLC, 4.17%, 2/22/08 (3)	11,721,418
8,856	Yorktown Capital, LLC, 5.04%, 2/20/08 (3)	8,832,443
5,000	Yorktown Capital, LLC, 5.05%, 3/19/08 (3)	4,967,035
6,400	Yorktown Capital, LLC, 5.20%, 4/18/08 (3)	6,328,818
12,214	Yorktown Capital, LLC, 5.30%, 2/26/08 (3)	12,169,046
7,385	Yorktown Capital, LLC, 5.50%, 3/6/08 (3)	7,346,639
		$1,330,706,641
Electrical and Electronic Equipment — 2.2%
$21,000	General Electric Co., 3.83%, 3/20/08	$20,892,760
21,000	General Electric Co., 3.86%, 2/29/08	20,936,953
		$41,829,713
Insurance — 2.1%
$12,000	Prudential Financial, Inc., 5.07%, 3/31/08 (3)	$11,900,290
18,000	Prudential Financial, Inc., 5.30%, 2/29/08 (3)	17,925,800
10,000	Prudential Financial, Inc., 5.33%, 3/14/08 (3)	9,937,817
		$39,763,907
Metals-Industrial — 1.2%
$12,000	Aluminum Co. of America, 4.43%, 3/7/08	$11,948,317
10,000	Aluminum Co. of America, 4.62%, 3/4/08	9,958,933
		$21,907,250
Total Commercial Paper (amortized cost $1,434,207,511)		$1,434,207,511

Corporate Bonds & Notes — 16.3%

Principal
Amount
(000’s omitted)	Security	Value
Banks and Money Services — 14.1%
$14,000	American Express Centurion Bank, 4.273%, 9/17/08 (2)	$13,988,532
14,000	American General Finance Corp., MTN, 5.216%, 9/18/08 (2)	13,977,726
10,125	Bank One Texas, 6.25%, 2/15/08	10,132,746
7,400	Commonwealth Bank of Australia, 4.705%, 2/3/09 (1) (2)	7,400,000
10,000	Countrywide Home Loan, 3.25%, 5/21/08	9,932,755
20,000	Credit Agricole SA/London, 4.854%, 1/21/09 (1) (2)	20,000,000
23,000	Fortis Bank, NY, 3.864%, 11/19/08 (1) (2)	23,000,000
8,317	Household Finance Corp., 4.125%, 12/15/08	8,243,207
13,500	John Deere Capital Corp., MTN, 5.038%, 9/25/08 (2)	13,500,000
17,500	Lehman Brothers Holdings, Inc., 7.00%, 2/1/08	17,500,000
11,000	Merrill Lynch & Co., 3.70%, 4/21/08	10,949,361
25,000	Merrill Lynch & Co., 4.129%, 1/16/09 (2)	25,000,000
9,700	Merrill Lynch & Co., 4.90%, 2/14/08 (2)	9,701,801
9,500	Merrill Lynch & Co., MTN, 3.125%, 7/15/08	9,400,636
15,000	National Australia Bank, 4.454%, 2/6/09 (1) (2)	15,000,000
25,000	Rabobank Nederland, MTN, 3.34%, 3/12/08 (2)	25,000,000
20,000	Totta Ireland PLC, 4.54%, 11/6/08 (1) (2)	20,000,000
14,800	Unilever Capital Corp., 4.309%, 12/11/08 (1) (2)	14,800,000
		$267,526,764
Insurance — 2.2%
$21,350	Metlife Global Funding I, 4.248%, 2/9/09 (1)(2)	$21,350,000
20,000	Prudential Financial, Inc., 5.381%, 9/4/08 (2)	20,000,000
		$41,350,000
Total Corporate Bonds & Notes (amortized cost $308,876,764)		$308,876,764

Variable Rate Demand Obligations — 0.4%

Principal
Amount
(000’s omitted)	Security	Value
$7,600	Miami, FL, (MBIA), (SPA-Wachovia Bank N.A.), 4.50%, 12/1/25 (2)	$7,600,000
Total Variable Rate Demand Obligations (amortized cost $7,600,000)		$7,600,000
Total Investments — 99.7% (amortized cost $1,890,577,092) (4)		$1,890,577,092
Other Assets, Less Liabilities — 0.3%		$4,911,837
Net Assets— 100.0%		$1,895,488,929

CARAT	—	Capital Auto Receivables Asset Trust
FORDO	—	Ford Credit Auto Owner Trust
MBIA	—	Municipal Bond Insurance Association
MTN	—	Medium-Term Note
SPA	—	Standby Bond Purchase Agreement
TAROT	—	Triad Auto Receivables Owner Trust

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2008, the aggregate value of the securities is $144,176,322 or 7.6% of the Portfolio’s net assets.

(2)		Variable rate obligation. The stated interest rate represents the rate in effect at January 31, 2008.
(3)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid.  This security may be resold in transactions exempt from registration or to the public if the security is registered.  All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

(4)		Cost for federal income taxes is the same as book cost.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cash Management Portfolio

By:	/s/Elizabeth S. Kenyon
Elizabeth S. Kenyon
President

Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Elizabeth S. Kenyon
Elizabeth S. Kenyon
President

Date:	March 28, 2008

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 28, 2008